Summary of Significant Accounting Policies (Details) - Schedule of Estimates Future Expected Losses on Accounts Receivable and Other Receivables	12 Months Ended
Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies (Details) - Schedule of Estimates Future Expected Losses on Accounts Receivable and Other Receivables [Line Items]
Allowance for credit losses as of March 31, 2022	$ 7,642,746
Credit loss expense	(3,836,412)
Ending allowance for credit losses	3,806,334
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimates Future Expected Losses on Accounts Receivable and Other Receivables [Line Items]
Allowance for credit losses as of March 31, 2022	2,313,306
Credit loss expense	(1,389,640)
Ending allowance for credit losses	923,666
Other Receivables [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimates Future Expected Losses on Accounts Receivable and Other Receivables [Line Items]
Allowance for credit losses as of March 31, 2022	5,329,440
Credit loss expense	(2,446,772)
Ending allowance for credit losses	$ 2,882,668